12. Income Taxes (Details-Income tax provision) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Book Loss			$ (1,669,000)	$ (2,113,000)
Meals and Entertainment			10,600	10,300
Stock Options			225,700	537,800
Stock issued for debt extinguishment			2,809,700	0
Other			1,600	4,700
Valuation Allowance			(1,378,600)	1,560,200
Income Tax Expense	$ 0	$ 0	$ 0	$ 0